LEASES (Schedule of maturities of operating lease liabilities) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Period:
2026	$ 4,383
2027	2,596
2028	1,898
2029	1,029
2030	161
Thereafter	242
Total operating lease payments	10,309
Less: imputed interest	(1,431)
Present value of lease liabilities	$ 8,878	[1]

[1]	An amount of US$ 4,133 thousands presented in short-term liabilities and US$ 4,745 thousands presented in long-term liabilities.